UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEET (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 71.8	$ 19.5
Accounts receivables, net	191.8	134.1
Mobilization revenue receivable - short-term	16.6	13.6
Amount due from related party	49.2	39.6
Other current assets	20.3	34.5
Total current assets	349.7	241.3
Non-current assets
Newbuildings	0	112.0
Drilling units	2,196.7	2,103.0
Mobilization revenue receivable - long-term	48.0	49.4
Deferred tax assets	2.5	0.6
Other non-current assets	4.0	9.2
Total non-current assets	2,251.2	2,274.2
Total assets	2,600.9	2,515.5
Current liabilities
Current portion of long-term related party payable	545.1	235.6
Related party revolving credit facility	75.9	0
Trade accounts payable and accruals	26.9	28.3
Deferred mobilization revenue - short-term	20.1	19.9
Related party payable	177.6	122.2
Other current liabilities	24.0	27.3
Total current liabilities	869.6	433.3
Non-current liabilities
Long-term related party payable	671.8	1,057.1
Deferred mobilization revenue - long-term	44.9	41.1
Other non-current liabilities	0	0.4
Total non-current liabilities	716.7	1,098.6
Equity
Dropdown companies' Equity	0	8.7
Members' Capital:
Common unitholders (24,815,025 units issued and outstanding)	193.3	208.2
Subordinated unitholders (issued 16,543,350 units issued and outstanding)	79.7	89.6
Total Members’ capital/Owner’s equity	273.0	306.5
Non-controlling interest	741.6	677.1
Total equity	1,014.6	983.6
Total liabilities and equity	$ 2,600.9	$ 2,515.5